Provisions - Current and non-current (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions
Current	$ 50	$ 48
Non‑current	55	29
Total	$ 105	$ 77	$ 121